Business Combinations - Additional Information (Details) - CNY (¥)		12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	100.00%
Percentage of third party equity interests acquired	38.40%
Business acquisition of ordinary shares issued	4,856,273
Issuance of ordinary shares	¥ 284,000,000,000
Revenue		¥ 31,885,000
Profit (loss)		3,362,000
Business acquisition of revenue		162,881,000
Business acquisition of profit (loss)		16,572,000
Goodwill recognised as part of acquisition	237,225,000
Goodwill recognised expected deductible for tax purposes	0
Trade receivables	671,000
Financial assets included in prepayments, other receivables and other assets	10,064,000
Other receivables of expected uncollectable	¥ 218,000
Acquisition of transaction cost included in administrative expenses in profit or loss		¥ 934,000	¥ 320,000
Lung Yu And He Yu [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	61.60%